Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 741,858,822	$ 36,602	$ 689,154,325	$ 712,985,548
Sales of equipment	127,361,762	6,284	126,858,519	131,515,849
Operating revenues	869,220,584	42,886	816,012,844	844,501,397
Operating costs and expenses:
Cost of sales and services	331,177,822	16,340	316,476,140	330,532,450
Commercial, administrative and general expenses	186,515,841	9,202	173,001,297	179,454,030
Other expenses	7,298,470	360	6,965,828	5,010,379
Depreciation and amortization	164,128,361	8,098	151,786,064	158,633,786
Operating costs and expenses	689,120,494	34,000	648,229,329	673,630,645
Operating income	180,100,090	8,886	167,783,515	170,870,752
Interest income	9,008,220	444	9,628,340	4,823,579
Interest expense	(56,019,754)	(2,764)	(44,545,241)	(41,258,803)
Foreign currency exchange gain (loss), net	(70,698,375)	(3,487)	14,653,523	20,761,622
Valuation of derivatives, interest cost from labor obligations and other financial items, net	5,618,840	277	(26,814,668)	(19,116,219)
Equity interest in net result of associated companies	(5,179,112)	(256)	(5,371,824)	(1,811,432)
Profit before income tax	62,829,909	3,100	115,333,645	134,269,499
Income tax	35,238,443	1,738	34,544,003	46,044,089
Net profit for the year from continuing operations	27,591,466	1,362	80,789,642	88,225,410
(Loss) after tax for the year from discontinued operations	0	0	0	(6,719,015)
Net profit for the year	27,591,466	1,362	80,789,642	81,506,395
Net profit for the year attributable to:
Equity holders of the parent from continuing operations	22,902,025	1,131	76,110,617	82,878,406
Equity holders of the parent from discontinued operations	0	0	0	(6,719,015)
Non-controlling interests	4,689,441	231	4,679,025	5,347,004
Net profit for the year	$ 27,591,466	$ 1,362	$ 80,789,642	$ 81,506,395
Basic earnings per share attributable to equity holders of the parent from continuing operations (in dollars per share) | (per share)	$ 0.37	$ 0.02	$ 1.21	$ 1.3
Diluted earnings per share attributable to equity holders of the parent from continuing operations (in dollars per share) | (per share)	0.37	0.02	1.21	1.3
Basic earnings per share attributable to equity holders of the parent from discontinued operations (in dollars per share) | (per share)	0	0	0	(0.11)
Diluted earnings per share attributable to equity holders of the parent from discontinued operations (in dollars per share) | (per share)	$ 0	$ 0	$ 0	$ (0.11)
Other comprehensive (loss) income that may be reclassified to profit or loss in subsequent years (net of tax):
Effect of translation of foreign entities from continuing operations	$ 62,171,364	$ 3,066	$ (41,548,455)	$ (35,114,722)
Effect of translation of foreign entities from discontinued operations	0	0	0	5,193,281
Items that will not be reclassified to (loss) or profit in subsequent years (net of tax):
Re-measurement of defined benefit plan, net of deferred taxes	(27,872,099)	(1,375)	(3,769,565)	(4,305,716)
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	3,485,814	172	(967,609)	(4,707,276)
Revaluation surplus, net of deferred taxes	1,659,337	82	868,456	0
Total other comprehensive (loss) income items for the year, net of deferred taxes	39,444,416	1,945	(45,417,173)	(38,934,433)
Total comprehensive income for the year	67,035,882	3,307	35,372,469	42,571,962
Comprehensive income for the year attributable to:
Equity holders of the parent from continuing operations	54,502,177	2,689	34,578,854	40,959,024
Non-controlling interests	12,533,705	618	793,615	1,612,938
Total comprehensive income for the year	67,035,882	3,307	35,372,469	42,571,962
Comprehensive income for the period:
Net comprehensive income from continuing operations	67,035,882	3,307	35,372,469	49,290,977
Net comprehensive (loss) from discontinued operations	0	0	0	(6,719,015)
Total comprehensive income for the year	$ 67,035,882	$ 3,307	$ 35,372,469	$ 42,571,962